Interests in equity-accounted investees	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Interests in equity-accounted investees	Interests in equity-accounted investees

	2025	2024
Interests in associates	$66,109	$68,223
Particulars of equity-accounted investees of the Group are as follows:

Name of an equity-accounted investee	Place of incorporation/ operation	Particular of issued and paid-up capital	Proportion of nominal value of issue capital held by the Company				Principal activity
			2025		2024
			Directly	Indirectly	Directly	Indirectly
			%	%	%	%
Insighta	Cayman Islands	2,000,000 ordinary shares	35	—	35	—	Multi-cancer genetic testing services
CERBACT Asia Holdings Pte. Ltd. (“CERBACT”)	Singapore	100 ordinary shares	—	—	—	26.04	Investment holdings
Insighta
Insighta represents an associate in which the Group has a 35 percent ownership interest and joint control under a transactional agreement. Insighta is not publicly listed.
On July 20, 2023, the Group acquired 50% shareholdings of an equity-accounted investee, Insighta. This involved a total consideration of $80,000 contribution in cash to the joint venture and an issuance of 1,481,481 Class A ordinary shares. The fair value of the ordinary shares issued was based on the listed share price of the Company at July 20, 2023 of $0.83 per share (equivalent to $12.51 per share after reverse stock split). The joint venture partner entered into a license agreement with the joint venture that will be automatically terminated upon the occurrence of certain events, including the cessation of business and liquidation of the joint venture.
On October 14, 2024, the Group’s shareholding in Insighta was reduced to 35% following the disposal of 15% equity interest in Insighta to a third party with a cash consideration of $30,000. As such, investment in Insighta was reclassified as interests in associate in 2024. Subsequent to the reporting period, the Group further disposed of its interest in Insighta. Details are set out in note 39.
The following table summarizes the financial information of Insighta, for the years ended December 31, 2025 and 2024, as included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Group's interest in Insighta recognized in the consolidated financial statements.

	2025	2024
Non-current assets	$122,253	$127,005
Current assets (including cash and cash equivalents $80,153 (2024: $81,005))	80,568	81,388
Non-current liabilities	(13,513)	(14,417)
Other payables, accruals and contract liabilities	(316)	(238)
Amount due to a related company	(110)	(1,179)
Equity	$188,882	$192,559
Proportion of the Group’s interest in the associate	35%	35%
Carrying amount of the Group’s interest in the associate	$66,109	$67,396

	2025	2024
Other income	$86	$31
Other gains or losses	266	—
Interest income	3,467	4,775
Depreciation and amortization	(5,082)	(5,677)
Other expenses	(3,174)	(4,459)
Income tax expense	836	841
Loss for the year	$(3,601)	$(4,489)
Item that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(75)	597
Total comprehensive expense for the year	$(3,676)	$(3,892)
Group's share of loss and total comprehensive expense	$(1,286)	$(1,707)
Dividends received by the Group	$—	$—
Change in the group’s ownership interest in Insighta
In 2024, the Group disposed of 15% in Insighta to a third party for proceeds of $30,000. The Group has accounted for the remaining 35% as interests in associates. This transaction has resulted in the recognition of a gain in profit or loss, calculated as follows:

2024
Proceeds of disposal	$30,000
Fair value of interest retained - 35%	67,954
Carrying amount of interest on the date of disposal	(96,710)
Gain recognized	$1,244
CERBACT
CERBACT represents an associate and was incorporated on July 12, 2021 as a limited liability company in Singapore. CERBACT is not individually material to the Group and is not publicly listed. The Group’s interest in CERBACT was held indirectly through a subsidiary. Following the disposal of that subsidiary on October 1, 2025, the Group ceased to have an indirect interest in CERBACT, and therefore, the Group’s share of (loss)/profit and comprehensive (expense)/income are disclosed in note 10.
Aggregate information of associates that are not individually material:

	2025	2024
Carrying amount of interest in CERBACT	$—	$827
Group's share of (loss)/profit and total comprehensive (expense)/income	(868)	231